Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of other assets
	As of December 31,
	2022	2021
Other assets consist of the following:
Strategic investments (see note 26)	2,618,171	2,618,171
Deferred tax assets	84,470	78,370
Contract assets	78,697	380,159
Deposits	100,677	27,044
	2,882,015	3,103,744